Financial Instruments (Details Narrative)	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2021 CAD ($)
Financial Instruments
Accounts payable and accrued liabilities			$ 442,422
Allowance for doubtful accounts	$ 48,744	$ 7,425